Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses And Other Current Assets
Value added tax receivable		$ 96	$ 86
Prepaid expenses		88	45
Prepaid income taxes			24
Advance to vendors		13
Contract asset, current		23	21
Total prepaid expenses and other current assets	$ 259	$ 219	$ 176